Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Property and Equipment, Net
9. Property and Equipment, Net
Property and equipment, net consisted of the following:

	September 30, 2023	December 31, 2022
Transportation equipment	$317,487	$294,846
Office furniture and equipment	3,067	2,591
Leasehold improvements	—	137
Construction in progress	617	447
Deposits on transportation equipment	29,204	29,729

	350,375	327,750
Less: Accumulated depreciation and amortization	(82,747)	(75,057)

Property and equipment, net	$267,628	$252,693

Depreciation and amortization expense of property and equipment for the nine months ended September 30, 2023 and 2022 was $
19,341
and $
16,084
, respectively. The net carrying value of disposals of long-lived assets as of September 30, 2023 and December 31, 2022 was $
40,336
and $
45,209
, respectively.
Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service
date begins following the 15th of the month. (Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month). Capitalized interest was immaterial and $161 as of September 30, 2023 and December 31, 2022, respectively, and was included as a component of construction in progress prior to the equipment’s in-service
date.

10.	Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2022	2021
Transportation equipment	$294,846	$214,442
Office furniture and equipment	2,591	1,674
Leasehold improvements	137	137
Construction in progress	447	285
Deposits on transportation equipment	29,729	6,780

	327,750	223,318
Less: Accumulated depreciation and amortization	(75,057)	(56,037)

Property and equipment, net	$252,693	$167,281

Depreciation and amortization expense of property and equipment for the years ended December 31, 2022, 2021, and 2020 were $23,114, $17,353, and $16,113, respectively. Net carrying value of disposals of long-lived assets for the years ended December 31, 2022, 2021, and 2020 were $45,209, $22,146, and $10,352, respectively. For the year ended December 31, 2022, the Company recognized a gain on the aircraft sold of $15,333 in the consolidated statement of operations and comprehensive income. For the years ended December 31, 2021 and 2020, the Company recognized a loss on aircraft sold of $2,297 and $3,129, respectively, in the consolidated statement of operations and comprehensive income.
Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service
date begins following the 15
th
of month. (Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15 th
of the month). Capitalized interest was $161 and $99 for the year ended December 31, 2022 and 2021, respectively and was included as a component as construction in progress prior to the equipment’s in-service
date.